DEBT (Exit Financing Facilities) (Narrative) (Details) - USD ($)					3 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 26, 2015	Jun. 03, 2015	Aug. 05, 2014	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Investments in and advances to affiliated companies					$ 351,503,000		$ 348,718,000	$ 334,863,000
Proceeds from dividends received		$ 200,000,000
Debtor reorganization items, debtor-in-possession facility financing costs							6,187,000
Parent Company [Member]
Debt Instrument [Line Items]
Investments in and advances to affiliated companies							1,886,307,000	1,851,617,000
Equity method investments							1,886,307,000
OBS ABL Facility [Member]
Debt Instrument [Line Items]
Debt instrument, maximum amount related to increase in borrowings				$ 25,000,000
Debt instrumnet, Suppressed Availability minimum amount				$ 10,000,000
Debt instrument, commitment fee, if exposure is less than 50%				0.50%
Debt instrument, commitment fee, if exposure is greater or equal to 50%				0.375%
OBS Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, maximum amount related to increase in borrowings				$ 75,000,000
OBS Term Loan [Member] | Scenario, Plan [Member]
Debt Instrument [Line Items]
Mandatory, payment amount					51,295,000
OBS Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					51,295,000
Mandatory, payment amount	$ 59,386,000
OIN Term Loan [Member]
Debt Instrument [Line Items]
Mandatory, payment amount							0
OIN Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					132,200,000
Mandatory, payment amount						$ 0
OIN Revolver Facility [Member]
Debt Instrument [Line Items]
Debt instrument, maximum amount related to increase in borrowings				$ 25,000,000
Debt instrument, commitment fee rate				0.50%
Debt instrument, covenant requirement, threshold amount related to fair value of collateralized assets							500,000,000	500,000,000
OIN Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, maximum amount related to increase in borrowings				$ 75,000,000
Debt instrument, convenant threshold related to net cash proceeds from asset sales			$ 78,000,000
Debt instrument, maximum amount of cash dividend			200,000,000
Debt instrument, covenant related to base Available Amount			$ 0	$ 25,000,000
Debt instrument, covenant requirement, threshold amount related to fair value of collateralized assets					$ 500,000,000		$ 500,000,000
Exit Financing Facilities [Member]
Debt Instrument [Line Items]
Payments of debt issuance costs								2,748,000
Payments of financing costs								$ 51,963,000
Exit Financing Facilities [Member] | 1-Month London Interbank Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				1.00%
Exit Financing Facilities [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				0.50%
OBS Term Loan, OIN Term Loan and OIN Revolver Facility [Member].
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.00%
OBS Term Loan and OIN Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, amortization, quarterly percentage of original principal amount				1.00%
Debt instrument, additional mandatory prepayments, percentage				50.00%			50.00%
OBS Term Loan and OIN Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, convenant threshold related to net cash proceeds from asset sales				$ 5,000,000			$ 5,000,000
Revolving Credit Facility [Member] | OIN Revolver Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				50,000,000
Secured Debt [Member] | OBS Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				603,000,000
Secured Debt [Member] | OIN Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				628,375,000
Secured Debt [Member] | Revolving Credit Facility [Member] | OBS ABL Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 75,000,000